Income Taxes	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account, less any franchise taxes. The Company’s formation and operating costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) consists of the following for the period June 4, 2020 (inception) through December 31, 2020:

Current
Federal	$(22,355)
State	-
Deferred
Federal	(44,871)
State	-
Change in valuation allowance	67,226
Income tax provision	$-

The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset:
Start-up/organization costs	$44,871
Net operating loss carryforwards	22,355
Total deferred tax assets	67,226
Valuation allowance	(67,226)
Deferred tax asset, net of allowance	$–

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2020, the valuation allowance was approximately $67,000.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(20.0)
Financing cost on derivative warrant liabilities	(0.6)
Change in Valuation Allowance	(0.4)%
Effective tax rate	0.0%

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.